Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Receivables [Abstract]
Beginning balance	$ 1,209	$ 1,249	$ 965
Provision for credit losses	538	303	546
Net write-offs	(493)	(343)	(262)
Ending balance	$ 1,254	$ 1,209	$ 1,249